Schedule of Investments
(unaudited)
July 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(US Prime Rate at 0.00% Floor + 3.20%),
10.70%, 01/10/39
(a) (b)
................ USD 238 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 208,185 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 1.1%
Airbus SE .......................... 14,055 2,825,830
Axon Enterprise, Inc.
(c)
................. 1,821 1,375,747
BAE Systems plc ..................... 130,599 3,116,176
Boeing Co. (The)
(c)
.................... 13,269 2,943,595
Dassault Aviation SA .................. 817 254,379
GE Aerospace ....................... 12,947 3,509,673
General Dynamics Corp. ................ 3,795 1,182,560
HEICO Corp. , Class A .................. 5,310 1,370,458
Kongsberg Gruppen ASA ............... 20,113 601,040
Lockheed Martin Corp. ................. 5,213 2,194,569
Northrop Grumman Corp. ............... 1,209 697,121
Rheinmetall AG ...................... 1,822 3,606,646
Rolls-Royce Holdings plc ............... 535,946 7,606,671
Safran SA .......................... 11,240 3,706,406
Spirit AeroSystems Holdings, Inc. , Class A
(c)
... 2,475 97,515
Thales SA .......................... 2,525 679,210
35,767,596
Air Freight & Logistics — 0.5%
FedEx Corp. ........................ 41,326 9,235,948
United Parcel Service, Inc. , Class B ........ 99,965 8,612,984
17,848,932
Automobile Components — 0.2%
Aptiv plc
(c)
.......................... 41,078 2,819,594
BorgWarner, Inc. ..................... 29,612 1,089,722
Bridgestone Corp. .................... 14,900 602,708
Cie Generale des Etablissements Michelin SCA 10,704 380,811
Continental AG ...................... 7,424 634,089
Denso Corp. ........................ 108,600 1,473,422
Mobileye Global, Inc. , Class A
(c)
........... 48,006 683,605
QuantumScape Corp. , Class A
(c)
........... 7,696 66,186
7,750,137
Automobiles — 1.2%
Ferrari NV ......................... 1,361 596,809
General Motors Co. ................... 50,749 2,706,952
Harley-Davidson, Inc. .................. 2,534 61,652
Lucid Group, Inc.
(c) (d)
................... 21,193 52,135
Mercedes-Benz Group AG ............... 19,995 1,132,122
Renault SA ......................... 3,825 141,528
Stellantis NV ........................ 39,014 344,303
Tesla, Inc.
(c)
......................... 101,077 31,159,007
Toyota Motor Corp. ................... 118,400 2,106,053
38,300,561
Banks — 5.4%
ANZ Group Holdings Ltd. ............... 102,570 2,012,782
Banca Monte dei Paschi di Siena SpA ....... 134,267 1,143,072
Banco Bilbao Vizcaya Argentaria SA ........ 136,274 2,272,814
Banco BPM SpA ..................... 21,580 275,213
Banco de Sabadell SA ................. 130,163 480,419
Banco Santander SA .................. 279,580 2,401,814
Bank Hapoalim BM ................... 17,582 329,717
Bank Leumi Le-Israel BM ............... 20,691 382,758
Security
Shares
Shares Value
Banks (continued)
Bank of America Corp. ................. 368,548 $ 17,421,264
Bank of Ireland Group plc ............... 11,494 154,134
Barclays plc ........................ 254,363 1,243,332
BNP Paribas SA ..................... 33,823 3,083,923
BOC Hong Kong Holdings Ltd. ............ 213,000 956,425
BOK Financial Corp. ................... 485 49,242
BPER Banca SpA .................... 35,298 347,351
CaixaBank SA ....................... 40,389 379,992
Citigroup, Inc. ....................... 81,041 7,593,542
Citizens Financial Group, Inc. ............ 110,208 5,259,126
Commerzbank AG .................... 45,357 1,653,982
Commonwealth Bank of Australia .......... 100,221 11,378,047
Credit Agricole SA .................... 18,929 348,379
Danske Bank A/S ..................... 22,725 901,534
DBS Group Holdings Ltd. ............... 63,760 2,340,278
DNB Bank ASA ...................... 18,811 475,914
Erste Group Bank AG .................. 6,548 598,775
FinecoBank Banca Fineco SpA ........... 23,610 502,752
First Hawaiian, Inc. ................... 2,719 65,936
HSBC Holdings plc ................... 424,439 5,170,929
Huntington Bancshares, Inc. ............. 25,416 417,585
ING Groep NV ....................... 96,232 2,242,730
Intesa Sanpaolo SpA .................. 770,012 4,639,528
Japan Post Bank Co. Ltd. ............... 87,200 973,265
JPMorgan Chase & Co. ................ 109,918 32,562,108
Mitsubishi UFJ Financial Group, Inc. ........ 587,800 8,101,511
Mizuho Financial Group, Inc. ............. 135,950 3,987,639
National Australia Bank Ltd. .............. 9,363 232,358
NatWest Group plc .................... 247,067 1,715,036
Nordea Bank Abp .................... 180,253 2,630,214
NU Holdings Ltd. , Class A
(c)
.............. 80,379 982,231
PNC Financial Services Group, Inc. (The) .... 17,898 3,405,453
Resona Holdings, Inc. ................. 138,400 1,259,995
Societe Generale SA .................. 34,185 2,181,980
Standard Chartered plc ................. 43,427 778,515
Sumitomo Mitsui Financial Group, Inc. ....... 338,900 8,549,299
Sumitomo Mitsui Trust Group, Inc. ......... 114,200 2,993,726
Svenska Handelsbanken AB , Class A ....... 166,133 2,024,227
Swedbank AB , Class A ................. 15,530 413,534
TFS Financial Corp. ................... 1,094 14,342
Truist Financial Corp. .................. 155,243 6,785,672
UniCredit SpA ....................... 40,056 2,947,074
United Overseas Bank Ltd. .............. 15,900 441,746
US Bancorp ........................ 240,338 10,805,597
Wells Fargo & Co. .................... 71,567 5,770,447
176,079,258
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(c)
....... 185 38,310
Brown-Forman Corp. , Class A ............ 1,028 29,442
Coca-Cola Co. (The) .................. 117,548 7,980,334
Coca-Cola HBC AG ................... 12,063 626,940
Constellation Brands, Inc. , Class A ......... 5,601 935,591
Diageo plc ......................... 34,042 825,095
Monster Beverage Corp.
(c)
............... 30,761 1,807,209
PepsiCo, Inc. ....................... 19,800 2,730,816
Primo Brands Corp. , Class A ............. 88,434 2,441,663
17,415,400
Biotechnology — 1.5%
AbbVie, Inc. ........................ 74,774 14,133,781
Alkermes plc
(c)
....................... 11,987 317,536
Alnylam Pharmaceuticals, Inc.
(c)
........... 4,503 1,766,257
Amgen, Inc. ........................ 17,475 5,156,872
Apellis Pharmaceuticals, Inc.
(c)
............ 2,229 49,796
Argenx SE
(c)
........................ 5,056 3,395,760

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.
(c)
........... 25,556 $ 1,478,415
Bridgebio Pharma, Inc.
(c)
................ 20,792 982,838
CSL Ltd. ........................... 17,974 3,109,219
Exact Sciences Corp.
(c)
................. 17,541 823,550
Exelixis, Inc.
(c)
....................... 22,317 808,322
Genmab A/S
(c)
....................... 3,563 767,105
Gilead Sciences, Inc. .................. 53,314 5,986,629
Halozyme Therapeutics, Inc.
(c)
............ 3,995 239,580
Incyte Corp.
(c)
....................... 13,700 1,025,993
Insmed, Inc.
(c)
....................... 7,667 822,516
Natera, Inc.
(c)
........................ 24,865 3,323,456
Neurocrine Biosciences, Inc.
(c)
............ 10,451 1,340,132
Regeneron Pharmaceuticals, Inc. .......... 4,918 2,682,572
Sarepta Therapeutics, Inc.
(c)
............. 2,698 44,301
Ultragenyx Pharmaceutical, Inc.
(c)
.......... 1,895 51,771
United Therapeutics Corp.
(c)
.............. 4,570 1,255,379
Vertex Pharmaceuticals, Inc.
(c)
............ 2,061 941,609
50,503,389
Broadline Retail — 2.4%
Amazon.com, Inc.
(c)
................... 279,721 65,485,483
Coupang, Inc. , Class A
(c)
................ 33,853 996,294
Etsy, Inc.
(c)
......................... 10,042 585,147
MercadoLibre, Inc.
(c)
................... 512 1,215,432
Prosus NV , Class N ................... 100,622 5,748,113
Rakuten Group, Inc.
(c)
.................. 129,000 652,703
Wesfarmers Ltd. ..................... 73,897 4,042,133
78,725,305
Building Products — 0.0%
Cie de Saint-Gobain SA ................ 5,144 590,105
Hayward Holdings, Inc.
(c)
................ 3,009 46,278
Kingspan Group plc ................... 1,676 139,095
775,478
Capital Markets — 3.6%
3i Group plc ........................ 27,177 1,485,010
Ameriprise Financial, Inc. ............... 11,880 6,156,097
Amundi SA
(b) (e)
....................... 2,815 208,030
Ares Management Corp. , Class A .......... 5,325 987,947
Blackstone, Inc. , Class A ................ 21,052 3,641,154
Blue Owl Capital, Inc. , Class A ............ 30,590 591,917
Brookfield Asset Management Ltd. , Class A ... 7,737 477,141
Brookfield Corp. , Class A ................ 7,346 492,048
Carlyle Group, Inc. (The) ................ 4,686 284,253
Charles Schwab Corp. (The) ............. 102,159 9,983,999
CME Group, Inc. , Class A ............... 31,295 8,708,773
Coinbase Global, Inc. , Class A
(c)
........... 5,520 2,085,235
Daiwa Securities Group, Inc. ............. 55,700 387,775
Deutsche Bank AG (Registered) ........... 212,724 7,006,392
Deutsche Boerse AG .................. 1,764 510,479
Euronext NV
(b) (e)
...................... 5,128 826,578
Futu Holdings Ltd. , ADR ................ 4,544 698,322
Goldman Sachs Group, Inc. (The) ......... 9,665 6,993,497
Hong Kong Exchanges & Clearing Ltd. ...... 20,300 1,098,612
Houlihan Lokey, Inc. , Class A ............. 8,938 1,704,119
Interactive Brokers Group, Inc. , Class A ...... 12,332 808,486
Intercontinental Exchange, Inc. ........... 25,977 4,801,329
Janus Henderson Group plc ............. 60,403 2,615,450
Japan Exchange Group, Inc. ............. 29,800 291,217
Jefferies Financial Group, Inc. ............ 28,894 1,666,028
KKR & Co., Inc. ...................... 23,543 3,450,933
London Stock Exchange Group plc ......... 33,898 4,132,000
Macquarie Group Ltd. .................. 28,178 3,902,243
Marex Group plc ..................... 31,795 1,226,651
MarketAxess Holdings, Inc. .............. 2,804 576,222
Security
Shares
Shares Value
Capital Markets (continued)
Moody's Corp. ....................... 15,920 $ 8,210,422
Morgan Stanley ...................... 106,415 15,159,881
MSCI, Inc. ......................... 7,132 4,003,620
Nasdaq, Inc. ........................ 25,655 2,468,524
Nomura Holdings, Inc. ................. 325,100 2,147,707
Robinhood Markets, Inc. , Class A
(c) (d)
........ 21,018 2,165,905
SBI Holdings, Inc. .................... 14,800 549,788
Schroders plc ....................... 67,265 345,752
St. James's Place plc .................. 19,183 330,156
UBS Group AG (Registered) ............. 131,926 4,902,901
XP, Inc. , Class A ..................... 8,718 140,709
118,223,302
Chemicals — 0.1%
Air Liquide SA ....................... 7,414 1,458,605
Arkema SA ......................... 2,623 178,368
Ashland, Inc. ........................ 1,039 53,571
Croda International plc ................. 3,304 113,716
Givaudan SA (Registered) ............... 177 739,922
Huntsman Corp. ..................... 3,503 33,979
NewMarket Corp. ..................... 144 98,928
Scotts Miracle-Gro Co. (The) ............. 911 57,083
2,734,172
Commercial Services & Supplies — 1.0%
Brambles Ltd. ....................... 113,697 1,739,502
Cintas Corp. ........................ 41,287 9,188,422
Clean Harbors, Inc.
(c)
.................. 1,994 470,205
Copart, Inc.
(c)
........................ 10,651 482,810
GFL Environmental, Inc. ................ 17,498 881,214
MSA Safety, Inc. ..................... 791 140,695
RB Global, Inc. ...................... 3,924 424,812
Republic Services, Inc. ................. 19,817 4,570,791
Rollins, Inc. ......................... 11,321 648,354
Waste Connections, Inc.
(d)
............... 36,636 6,838,842
Waste Management, Inc. ................ 38,223 8,759,183
34,144,830
Communications Equipment — 1.0%
Arista Networks, Inc.
(c)
................. 81,194 10,004,725
Ciena Corp.
(c)
....................... 2,978 276,478
Cisco Systems, Inc. ................... 207,880 14,152,470
Motorola Solutions, Inc. ................ 15,975 7,012,705
31,446,378
Construction & Engineering — 0.3%
AECOM ........................... 12,273 1,383,658
Bouygues SA ....................... 5,267 216,877
Comfort Systems USA, Inc. .............. 1,758 1,236,401
Eiffage SA ......................... 3,884 521,371
Everus Construction Group, Inc.
(c)
.......... 1,084 80,498
Ferrovial SE ........................ 33,625 1,723,717
MasTec, Inc.
(c)
....................... 9,353 1,769,681
Obayashi Corp. ...................... 27,400 403,472
Shimizu Corp. ....................... 61,800 684,619
Vinci SA ........................... 8,731 1,212,813
9,233,107
Construction Materials — 0.0%
James Hardie Industries plc , ADR
(c)
......... 2,734 70,920
Consumer Finance — 0.3%
Ally Financial, Inc. .................... 60,841 2,302,832
American Express Co. ................. 15,319 4,585,130
Capital One Financial Corp. .............. 9,420 2,025,300
Synchrony Financial ................... 7,798 543,286
9,456,548

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.
(c) (d)
....... 5,090 $ 539,031
Coles Group Ltd. ..................... 89,410 1,190,402
Costco Wholesale Corp. ................ 21,149 19,872,446
Dollar General Corp. .................. 13,369 1,402,408
Koninklijke Ahold Delhaize NV ............ 6,567 259,373
Kroger Co. (The) ..................... 51,601 3,617,230
Seven & i Holdings Co. Ltd. .............. 54,600 719,802
Sprouts Farmers Market, Inc.
(c)
............ 25,561 3,873,514
Sysco Corp. ........................ 41,853 3,331,499
Target Corp. ........................ 21,638 2,174,619
Tesco plc .......................... 161,360 906,589
US Foods Holding Corp.
(c)
............... 16,023 1,335,197
Walgreens Boots Alliance, Inc. ............ 15,344 178,604
Walmart, Inc. ........................ 236,938 23,215,185
62,615,899
Containers & Packaging — 0.0%
Ball Corp. .......................... 5,528 316,533
Sonoco Products Co. .................. 2,093 94,332
410,865
Diversified Consumer Services — 0.0%
ADT, Inc. .......................... 7,045 58,826
Diversified REITs — 0.0%
Land Securities Group plc ............... 16,160 122,896
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 304,126 8,336,094
BCE, Inc. .......................... 21,406 499,308
Deutsche Telekom AG (Registered) ........ 113,774 4,080,609
Frontier Communications Parent, Inc.
(c)
...... 5,263 193,363
GCI Liberty, Inc. , Class A
(c)
.............. 71 2,346
Iridium Communications, Inc. ............. 2,397 58,631
Liberty Global Ltd. , Class A
(c)
............. 3,545 35,521
Liberty Global Ltd. , Class C
(c)
............. 3,265 33,401
NTT, Inc. .......................... 2,520,000 2,544,851
Orange SA ......................... 49,644 755,139
Singapore Telecommunications Ltd. ........ 560,000 1,668,883
Telstra Group Ltd. .................... 640,634 2,041,752
Verizon Communications, Inc. ............ 106,718 4,563,262
24,813,160
Electric Utilities — 1.0%
Acciona SA ......................... 1,051 201,577
Chubu Electric Power Co., Inc. ............ 41,800 511,245
CK Infrastructure Holdings Ltd. ............ 47,000 331,021
CLP Holdings Ltd. .................... 43,000 373,231
Constellation Energy Corp. .............. 3,565 1,240,050
Duke Energy Corp. ................... 53,735 6,536,325
Edison International ................... 120,993 6,306,155
EDP SA ........................... 94,317 407,672
Endesa SA ......................... 8,292 239,883
Enel SpA .......................... 191,664 1,690,149
Entergy Corp. ....................... 77,751 7,031,023
Iberdrola SA ........................ 193,532 3,401,584
Kansai Electric Power Co., Inc. (The) ....... 70,900 851,257
NRG Energy, Inc. ..................... 8,695 1,453,804
PG&E Corp. ........................ 108,658 1,523,385
SSE plc ........................... 29,172 715,071
Terna - Rete Elettrica Nazionale ........... 33,640 325,499
Xcel Energy, Inc. ..................... 18,134 1,331,761
34,470,692
Electrical Equipment — 0.6%
ABB Ltd. (Registered) .................. 112,949 7,375,357
GE Vernova, Inc. ..................... 1,767 1,166,732
Security
Shares
Shares Value
Electrical Equipment (continued)
Legrand SA ........................ 8,372 $ 1,236,602
Schneider Electric SE .................. 17,120 4,430,543
Siemens Energy AG
(c)
.................. 33,708 3,902,671
18,111,905
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. , Class A ............... 9,865 1,050,721
Crane NXT Co. ...................... 1,051 62,366
Flex Ltd.
(c)
.......................... 31,416 1,566,716
Hexagon AB , Class B .................. 23,897 262,582
Ingram Micro Holding Corp. .............. 378 7,454
IPG Photonics Corp.
(c)
................. 583 43,661
Keyence Corp. ...................... 1,700 614,944
Keysight Technologies, Inc.
(c)
............. 5,462 895,277
Kyocera Corp. ....................... 26,600 313,996
Littelfuse, Inc. ....................... 522 134,326
Murata Manufacturing Co. Ltd. ............ 104,300 1,552,410
TE Connectivity plc ................... 5,583 1,148,702
Teledyne Technologies, Inc.
(c)
............. 2,455 1,352,754
Vontier Corp. ........................ 3,201 132,746
9,138,655
Entertainment — 0.9%
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
............................ 490 44,159
Liberty Media Corp.-Liberty Live , Class A
(c)
.... 414 33,865
Liberty Media Corp.-Liberty Live , Class C
(c)
... 991 83,472
Madison Square Garden Sports Corp.
(c)
...... 397 80,234
Netflix, Inc.
(c)
........................ 9,956 11,542,986
Nintendo Co. Ltd. ..................... 10,500 877,579
ROBLOX Corp. , Class A
(c)
............... 24,605 3,390,323
Sea Ltd. , ADR, Class A
(c)
................ 31,112 4,873,695
Spotify Technology SA
(c)
................ 10,136 6,350,609
Take-Two Interactive Software, Inc.
(c)
........ 1,039 231,417
Walt Disney Co. (The) ................. 27,156 3,234,551
30,742,890
Financial Services — 1.9%
Adyen NV
(b) (c) (e)
...................... 430 737,515
Affirm Holdings, Inc. , Class A
(c)
............ 3,425 234,818
Berkshire Hathaway, Inc. , Class B
(c)
........ 36,311 17,134,435
Block, Inc. , Class A
(c)
.................. 14,789 1,142,598
Edenred SE ........................ 5,256 150,101
Essent Group Ltd. .................... 30,849 1,727,236
EXOR NV .......................... 4,263 410,853
Fidelity National Information Services, Inc. .... 28,908 2,295,584
Fiserv, Inc.
(c)
........................ 29,716 4,128,741
Global Payments, Inc. ................. 30,062 2,403,457
Groupe Bruxelles Lambert NV ............ 12,752 1,066,069
Industrivarden AB , Class C .............. 7,683 283,731
Investor AB , Class B ................... 9,311 269,828
M&G plc ........................... 76,477 263,226
Mastercard, Inc. , Class A ................ 21,031 11,913,431
Mr Cooper Group, Inc.
(c)
................ 515 80,196
ORIX Corp. ......................... 159,700 3,587,348
PayPal Holdings, Inc.
(c)
................. 12,188 838,047
Toast, Inc. , Class A
(c)
.................. 22,711 1,109,205
UWM Holdings Corp. , Class A ............ 1,951 7,843
Visa, Inc. , Class A .................... 40,771 14,085,157
63,869,419
Food Products — 0.1%
Chocoladefabriken Lindt & Spruengli AG ..... 21 308,922
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 7 1,023,556
Danone SA ......................... 3,673 300,587
Flowers Foods, Inc. ................... 4,004 63,463

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hershey Co. (The) .................... 4,188 $ 779,512
Ingredion, Inc. ....................... 4,785 629,419
Kellanova .......................... 7,544 602,238
Kerry Group plc , Class A ................ 1,829 168,945
Mowi ASA .......................... 14,597 271,906
Seaboard Corp. ...................... 5 15,836
4,164,384
Gas Utilities — 0.0%
Brookfield Infrastructure Corp. , Class A ...... 10,595 413,599
MDU Resources Group, Inc. ............. 4,340 74,865
Snam SpA ......................... 47,547 275,548
764,012
Ground Transportation — 0.0%
Schneider National, Inc. , Class B .......... 991 24,230
TFI International, Inc. .................. 6,064 527,361
U-Haul Holding Co.
(c)
.................. 167 9,663
561,254
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories ................... 19,253 2,429,536
Boston Scientific Corp.
(c)
................ 54,645 5,733,353
Dentsply Sirona, Inc. .................. 4,314 61,733
Dexcom, Inc.
(c)
....................... 12,352 997,671
Envista Holdings Corp.
(c)
................ 3,668 69,289
EssilorLuxottica SA ................... 6,569 1,953,322
Insulet Corp.
(c)
....................... 4,895 1,411,718
Intuitive Surgical, Inc.
(c)
................. 5,377 2,586,821
Medtronic plc ....................... 35,958 3,244,850
Penumbra, Inc.
(c)
..................... 1,025 258,577
ResMed, Inc. ....................... 5,262 1,430,948
STERIS plc ......................... 1,612 365,102
20,542,920
Health Care Providers & Services — 1.7%
Amedisys, Inc.
(c)
..................... 687 67,738
Cardinal Health, Inc. ................... 28,607 4,440,379
Cencora, Inc. ....................... 6,802 1,945,916
Centene Corp.
(c)
..................... 74,867 1,951,783
Cigna Group (The) .................... 19,486 5,210,167
CVS Health Corp. .................... 42,058 2,611,802
Elevance Health, Inc. .................. 14,293 4,046,062
Encompass Health Corp. ............... 33,344 3,671,508
Guardant Health, Inc.
(c)
................. 14,334 587,407
HCA Healthcare, Inc. .................. 8,690 3,076,173
Hims & Hers Health, Inc. , Class A
(c)
......... 15,347 1,015,664
Humana, Inc. ....................... 4,985 1,245,602
Labcorp Holdings, Inc. ................. 10,044 2,612,243
McKesson Corp. ..................... 8,103 5,619,755
Molina Healthcare, Inc.
(c)
................ 7,837 1,237,227
Tenet Healthcare Corp.
(c)
................ 16,506 2,662,088
UnitedHealth Group, Inc. ................ 43,730 10,913,259
Universal Health Services, Inc. , Class B ..... 14,139 2,353,437
55,268,210
Health Care REITs — 0.1%
Medical Properties Trust, Inc. ............. 12,685 52,262
Ventas, Inc. ........................ 28,518 1,915,839
Welltower, Inc. ....................... 17,205 2,840,030
4,808,131
Health Care Technology — 0.2%
Certara, Inc.
(c)
....................... 2,605 25,633
Doximity, Inc. , Class A
(c)
................ 20,109 1,181,404
Pro Medicus Ltd. ..................... 7,294 1,497,856
Veeva Systems, Inc. , Class A
(c)
............ 6,749 1,918,066
Security
Shares
Shares Value
Health Care Technology (continued)
Waystar Holding Corp.
(c)
................ 24,467 $ 904,790
5,527,749
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. .............. 4,383 46,723
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. , Class A
(c)
.................. 21,709 2,874,489
Aramark ........................... 13,126 558,643
Aristocrat Leisure Ltd. .................. 93,706 4,195,865
Booking Holdings, Inc. ................. 1,166 6,417,734
Brinker International, Inc.
(c) (d)
............. 8,411 1,325,574
Carnival Corp.
(c)
...................... 70,531 2,099,708
Chipotle Mexican Grill, Inc.
(c) (d)
............ 69,958 2,999,799
Darden Restaurants, Inc. ............... 6,122 1,234,624
Domino's Pizza, Inc. ................... 869 402,529
DoorDash, Inc. , Class A
(c)
............... 24,633 6,164,408
DraftKings, Inc. , Class A
(c)
............... 8,999 405,315
Dutch Bros, Inc. , Class A
(c)
.............. 27,892 1,653,159
Evolution AB
(b) (e)
...................... 2,731 242,953
Expedia Group, Inc. ................... 5,202 937,504
Galaxy Entertainment Group Ltd. .......... 150,000 731,500
McDonald's Corp. .................... 28,986 8,697,829
Penn Entertainment, Inc.
(c)
............... 3,230 58,334
Planet Fitness, Inc. , Class A
(c)
............ 9,710 1,060,235
Restaurant Brands International, Inc. ........ 6,454 437,968
Starbucks Corp. ...................... 4,383 390,788
Texas Roadhouse, Inc. ................. 12,064 2,233,408
Travel + Leisure Co. ................... 1,403 83,128
Viking Holdings Ltd.
(c)
.................. 14,399 845,509
Wendy's Co. (The) .................... 3,698 36,425
Wingstop, Inc. ....................... 2,327 878,070
Yum! Brands, Inc. .................... 37,097 5,347,533
52,313,031
Household Durables — 0.8%
Barratt Redrow plc .................... 63,317 311,802
Berkeley Group Holdings plc ............. 7,381 354,966
DR Horton, Inc. ...................... 21,602 3,085,630
Lennar Corp. , Class A .................. 23,230 2,605,941
Lennar Corp. , Class B ................. 237 25,402
Meritage Homes Corp. ................. 11,896 801,077
Newell Brands, Inc. ................... 8,864 49,727
NVR, Inc.
(c)
......................... 56 422,771
Panasonic Holdings Corp. ............... 503,000 4,758,038
Persimmon plc ...................... 7,491 112,955
Sekisui House Ltd. .................... 88,400 1,854,351
Sony Group Corp. .................... 284,000 6,831,142
Taylor Morrison Home Corp.
(c)
............ 22,709 1,346,189
Taylor Wimpey plc .................... 237,023 318,911
Toll Brothers, Inc. ..................... 25,572 3,026,702
25,905,604
Household Products — 0.1%
Procter & Gamble Co. (The) ............. 26,060 3,921,248
Reckitt Benckiser Group plc .............. 12,773 957,283
Reynolds Consumer Products, Inc. ......... 1,148 25,818
4,904,349
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp. ............. 2,887 105,751
Clearway Energy, Inc. , Class A ............ 687 21,146
Clearway Energy, Inc. , Class C ........... 1,622 52,926
179,823

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial Conglomerates — 0.2%
Hitachi Ltd. ......................... 87,600 $ 2,680,617
Honeywell International, Inc. ............. 2,793 621,024
Keppel Ltd. ......................... 140,900 915,405
Siemens AG (Registered) ............... 7,819 1,991,526
6,208,572
Industrial REITs — 0.0%
Goodman Group ..................... 37,919 847,811
Segro plc .......................... 25,857 220,372
1,068,183
Insurance — 3.5%
Admiral Group plc .................... 6,668 300,570
Aegon Ltd. ......................... 39,651 283,367
Aflac, Inc. .......................... 35,033 3,480,879
Ageas SA .......................... 52,438 3,565,381
AIA Group Ltd. ...................... 1,012,400 9,439,792
Allianz SE (Registered) ................. 23,531 9,298,935
Allstate Corp. (The) ................... 3,790 770,317
American Financial Group, Inc. ........... 10,303 1,286,845
American International Group, Inc. ......... 43,506 3,377,371
Aon plc , Class A ..................... 5,232 1,861,075
Arch Capital Group Ltd. ................ 30,064 2,587,308
ASR Nederland NV ................... 15,981 1,061,521
Assurant, Inc. ....................... 8,472 1,586,806
Assured Guaranty Ltd. ................. 1,073 90,754
AXA SA ........................... 66,209 3,215,718
Brighthouse Financial, Inc.
(c)
............. 1,281 61,296
Cincinnati Financial Corp. ............... 3,787 558,620
CNA Financial Corp. ................... 476 21,101
Dai-ichi Life Holdings, Inc. ............... 635,500 5,028,192
Fairfax Financial Holdings Ltd. ............ 580 1,025,867
Fidelity National Financial, Inc. , Class A ...... 7,588 428,191
Globe Life, Inc. ...................... 5,947 835,375
Great-West Lifeco, Inc. ................. 38,001 1,426,957
Hartford Insurance Group, Inc. (The) ........ 6,875 855,181
Insurance Australia Group Ltd. ............ 71,277 400,108
Japan Post Holdings Co. Ltd. ............. 577,900 5,351,742
Kemper Corp. ....................... 1,294 79,697
Loews Corp. ........................ 16,685 1,510,660
Marsh & McLennan Cos., Inc. ............ 3,625 722,100
MetLife, Inc. ........................ 106,742 8,107,055
MS&AD Insurance Group Holdings, Inc. ..... 124,100 2,651,531
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 1,895 1,240,602
NN Group NV ....................... 49,328 3,321,535
Principal Financial Group, Inc. ............ 11,926 928,201
Progressive Corp. (The) ................ 11,942 2,890,442
Prudential Financial, Inc. ................ 10,359 1,072,985
Prudential plc ....................... 74,445 944,423
QBE Insurance Group Ltd. .............. 73,883 1,095,997
Reinsurance Group of America, Inc. ........ 2,647 509,415
RLI Corp. .......................... 1,770 116,802
Sampo OYJ , Class A .................. 136,699 1,467,284
Sompo Holdings, Inc. .................. 92,000 2,712,809
Swiss Life Holding AG (Registered) ......... 1,432 1,483,263
Swiss Re AG ........................ 19,889 3,560,159
Tokio Marine Holdings, Inc. .............. 58,300 2,340,915
Travelers Cos., Inc. (The) ............... 41,344 10,759,363
Tryg A/S ........................... 72,120 1,739,673
Unum Group ........................ 5,219 374,776
White Mountains Insurance Group Ltd. ...... 54 96,541
WR Berkley Corp. .................... 4,778 328,774
Zurich Insurance Group AG .............. 11,933 8,139,579
116,393,850
Security
Shares
Shares Value
Interactive Media & Services — 3.7%
Alphabet, Inc. , Class A ................. 198,099 $ 38,015,198
Alphabet, Inc. , Class C ................. 166,073 32,028,839
Auto Trader Group plc
(b) (e)
............... 15,459 170,664
LY Corp. ........................... 263,500 963,136
Meta Platforms, Inc. , Class A ............. 61,997 47,950,960
Pinterest, Inc. , Class A
(c)
................ 14,675 566,455
REA Group Ltd. ...................... 987 150,351
Reddit, Inc. , Class A
(c)
.................. 4,602 739,035
ZoomInfo Technologies, Inc.
(c)
............ 6,441 69,756
120,654,394
IT Services — 1.0%
Accenture plc , Class A ................. 17,952 4,794,979
Capgemini SE ....................... 2,296 341,820
Cloudflare, Inc. , Class A
(c)
............... 6,857 1,424,062
DXC Technology Co.
(c)
................. 3,818 51,963
Fujitsu Ltd. ......................... 45,800 997,703
Gartner, Inc.
(c)
....................... 5,861 1,984,828
GoDaddy, Inc. , Class A
(c)
................ 32,511 5,253,127
International Business Machines Corp. ...... 10,133 2,565,169
NEC Corp. ......................... 116,000 3,331,043
Nomura Research Institute Ltd. ........... 18,100 716,225
Obic Co. Ltd. ........................ 26,000 925,667
Otsuka Corp. ....................... 37,400 708,624
SCSK Corp. ........................ 17,500 544,511
Shopify, Inc. , Class A
(c)
................. 3,275 400,323
Snowflake, Inc. , Class A
(c)
............... 7,085 1,583,498
Twilio, Inc. , Class A
(c)
.................. 2,099 270,771
VeriSign, Inc. ....................... 23,152 6,224,878
Wix.com Ltd.
(c)
....................... 10,888 1,481,095
33,600,286
Leisure Products — 0.1%
Hasbro, Inc. ........................ 25,169 1,891,702
YETI Holdings, Inc.
(c)
.................. 1,818 66,793
1,958,495
Life Sciences Tools & Services — 0.3%
Danaher Corp. ...................... 11,688 2,304,406
Eurofins Scientific SE .................. 3,330 255,023
Mettler-Toledo International, Inc.
(c)
.......... 702 866,043
QIAGEN NV ........................ 23,091 1,139,310
Sartorius Stedim Biotech ................ 989 197,633
Sotera Health Co.
(c)
................... 3,179 36,527
Thermo Fisher Scientific, Inc. ............. 8,506 3,978,086
8,777,028
Machinery — 0.2%
Alfa Laval AB ....................... 20,324 883,030
Atlas Copco AB , Class A ................ 34,682 528,151
Kubota Corp. ....................... 60,800 681,826
Mitsubishi Heavy Industries Ltd. ........... 66,400 1,585,393
Schindler Holding AG .................. 2,095 757,627
Techtronic Industries Co. Ltd. ............. 30,500 364,708
Toyota Industries Corp. ................. 4,800 513,277
Trelleborg AB , Class B ................. 8,223 298,781
5,612,793
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B ........... 498 983,431
Mitsui OSK Lines Ltd. .................. 18,000 605,022
Nippon Yusen KK ..................... 32,000 1,122,234
2,710,687
Media — 0.1%
DoubleVerify Holdings, Inc.
(c)
............. 3,107 47,599
Fox Corp. , Class B .................... 13,232 676,684

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Informa plc ......................... 53,512 $ 611,912
Interpublic Group of Cos., Inc. (The) ........ 7,969 196,037
Liberty Broadband Corp. , Class A
(c)
......... 358 21,885
News Corp. , Class B .................. 2,426 81,077
Paramount Global , Class A
(d)
............. 173 3,303
Publicis Groupe SA ................... 3,902 356,572
WPP plc ........................... 13,380 72,444
2,067,513
Metals & Mining — 0.2%
Anglo American plc ................... 25,197 708,996
Anglogold Ashanti plc .................. 14,567 673,724
Antofagasta plc ...................... 12,120 298,899
ArcelorMittal SA ...................... 10,897 339,727
Endeavour Mining plc .................. 36,946 1,109,233
Freeport-McMoRan, Inc. ................ 19,673 791,642
Glencore plc ........................ 246,847 990,677
Rio Tinto plc ........................ 14,660 873,141
Southern Copper Corp. ................. 1,895 178,433
5,964,472
Multi-Utilities — 0.4%
Centrica plc ........................ 95,180 206,898
E.ON SE .......................... 358,866 6,546,883
Engie SA .......................... 132,519 2,978,793
National Grid plc ..................... 98,370 1,382,304
Veolia Environnement SA ............... 22,574 765,012
11,879,890
Office REITs — 0.0%
Gecina SA ......................... 1,657 162,838
Highwoods Properties, Inc. .............. 2,228 64,634
227,472
Oil, Gas & Consumable Fuels — 2.7%
BP plc ............................ 300,200 1,609,157
Canadian Natural Resources Ltd. .......... 96,752 3,062,603
Cheniere Energy, Inc. .................. 26,397 6,226,524
Chevron Corp. ....................... 54,320 8,237,085
Chord Energy Corp. ................... 3,318 366,075
ConocoPhillips ...................... 76,775 7,319,729
Devon Energy Corp. ................... 53,832 1,788,299
ENEOS Holdings, Inc. ................. 667,600 3,503,989
Eni SpA ........................... 56,546 965,091
EQT Corp. ......................... 15,060 809,475
Expand Energy Corp. .................. 47,909 5,019,905
Exxon Mobil Corp. .................... 166,315 18,567,407
HF Sinclair Corp. ..................... 8,136 357,496
Inpex Corp. ......................... 31,900 454,216
Kinder Morgan, Inc. ................... 199,576 5,600,103
Marathon Petroleum Corp. .............. 10,613 1,806,227
Matador Resources Co. ................ 939 46,837
ONEOK, Inc. ........................ 23,195 1,904,541
Ovintiv, Inc. ......................... 7,591 312,597
Phillips 66 .......................... 13,042 1,611,730
Repsol SA ......................... 16,670 252,747
Santos Ltd. ......................... 253,785 1,277,018
Shell plc ........................... 121,155 4,353,478
Suncor Energy, Inc. ................... 24,026 947,619
Targa Resources Corp. ................. 6,213 1,033,905
TotalEnergies SE ..................... 42,288 2,514,677
Valero Energy Corp. ................... 8,283 1,137,339
Var Energi ASA ...................... 91,150 312,221
Viper Energy, Inc. , Class A .............. 2,199 82,814
Williams Cos., Inc. (The) ................ 92,636 5,553,528
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Woodside Energy Group Ltd. ............. 52,756 $ 892,758
87,927,190
Passenger Airlines — 0.6%
Alaska Air Group, Inc.
(c)
................. 56,356 2,984,614
American Airlines Group, Inc.
(c)
............ 76,745 881,800
Delta Air Lines, Inc. ................... 132,070 7,027,445
Joby Aviation, Inc. , Class A
(c)
............. 50,890 847,827
Qantas Airways Ltd. ................... 83,273 577,527
Southwest Airlines Co. ................. 98,322 3,041,099
United Airlines Holdings, Inc.
(c)
............ 54,386 4,802,828
20,163,140
Personal Care Products — 0.1%
L'Oreal SA ......................... 3,213 1,421,700
Unilever plc ......................... 44,033 2,554,815
3,976,515
Pharmaceuticals — 2.2%
AstraZeneca plc ..................... 44,106 6,434,698
Bristol-Myers Squibb Co. ................ 163,079 7,062,952
Daiichi Sankyo Co. Ltd. ................. 15,700 385,151
Eli Lilly & Co. ....................... 15,000 11,101,050
Galderma Group AG ................... 2,099 323,494
GSK plc ........................... 67,995 1,250,700
Haleon plc ......................... 83,811 393,130
Ipsen SA .......................... 1,672 197,015
Johnson & Johnson ................... 79,504 13,097,489
Merck & Co., Inc. ..................... 50,110 3,914,593
Novartis AG (Registered) ............... 51,386 5,852,201
Novo Nordisk A/S , Class B .............. 88,117 4,098,146
Otsuka Holdings Co. Ltd. ............... 11,700 557,034
Perrigo Co. plc ...................... 2,893 77,156
Pfizer, Inc. ......................... 446,271 10,393,652
Roche Holding AG .................... 748 248,587
Royalty Pharma plc , Class A ............. 8,377 308,274
Sanofi SA .......................... 21,718 1,949,641
Takeda Pharmaceutical Co. Ltd. ........... 144,400 3,966,638
Teva Pharmaceutical Industries Ltd. , ADR
(c)
... 20,067 310,035
Viatris, Inc. ......................... 26,237 229,311
Zoetis, Inc. , Class A ................... 3,765 548,899
72,699,846
Professional Services — 1.2%
Automatic Data Processing, Inc. ........... 13,886 4,297,717
Booz Allen Hamilton Holding Corp. ......... 28,586 3,068,135
Broadridge Financial Solutions, Inc. ........ 3,846 951,924
Bureau Veritas SA .................... 30,549 940,791
CACI International, Inc. , Class A
(c)
.......... 3,333 1,535,080
Clarivate plc
(c)
....................... 8,615 33,168
Computershare Ltd. ................... 19,525 525,602
Concentrix Corp. ..................... 993 51,606
Equifax, Inc. ........................ 5,319 1,277,783
Experian plc ........................ 61,889 3,260,978
Genpact Ltd. ........................ 19,971 879,723
Jacobs Solutions, Inc. .................. 6,103 865,833
KBR, Inc. .......................... 7,528 351,859
Leidos Holdings, Inc. .................. 12,763 2,037,613
ManpowerGroup, Inc. .................. 1,007 41,539
Paylocity Holding Corp.
(c)
................ 2,190 404,887
Recruit Holdings Co. Ltd. ............... 130,700 7,754,583
RELX plc .......................... 24,252 1,260,160
Robert Half, Inc. ..................... 4,307 158,971
SGS SA (Registered) .................. 29,402 2,987,637
SS&C Technologies Holdings, Inc. ......... 6,521 557,415
Thomson Reuters Corp. ................ 1,905 382,320
TransUnion ......................... 11,386 1,083,833

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
UL Solutions, Inc. , Class A ............... 3,495 $ 255,554
Verisk Analytics, Inc. ................... 9,458 2,636,039
Wolters Kluwer NV .................... 18,497 2,881,074
40,481,824
Real Estate Management & Development — 0.3%
CK Asset Holdings Ltd. ................. 84,500 387,196
Daito Trust Construction Co. Ltd. .......... 5,700 583,553
Daiwa House Industry Co. Ltd. ............ 42,300 1,398,477
FirstService Corp. .................... 5,224 1,029,719
Henderson Land Development Co. Ltd. ...... 76,000 265,945
Howard Hughes Holdings, Inc.
(c)
........... 654 44,950
Hulic Co. Ltd. ....................... 25,400 242,258
Nomura Real Estate Holdings, Inc. ......... 172,600 956,483
Sun Hung Kai Properties Ltd. ............. 43,500 516,670
Tokyo Tatemono Co. Ltd. ................ 45,700 764,784
Tokyu Fudosan Holdings Corp. ............ 104,900 739,719
Vonovia SE ......................... 54,042 1,677,225
Zillow Group, Inc. , Class A
(c)
............. 987 75,752
8,682,731
Residential REITs — 0.1%
Camden Property Trust ................. 8,375 914,550
Invitation Homes, Inc. .................. 89,353 2,738,669
3,653,219
Retail REITs — 0.2%
Scentre Group ....................... 279,100 667,953
Simon Property Group, Inc. .............. 35,409 5,799,640
6,467,593
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.
(c)
........... 56,895 10,031,157
Advantest Corp. ...................... 3,400 226,097
Analog Devices, Inc. ................... 33,971 7,630,906
Applied Materials, Inc. ................. 17,432 3,138,806
ARM Holdings plc , ADR
(c) (d)
.............. 10,374 1,466,624
ASML Holding NV .................... 11,681 8,095,793
Astera Labs, Inc.
(c)
.................... 2,956 404,174
Broadcom, Inc. ...................... 144,737 42,509,257
Credo Technology Group Holding Ltd.
(c)
...... 13,164 1,468,444
Infineon Technologies AG ............... 13,796 541,951
Intel Corp. ......................... 194,320 3,847,536
KLA Corp. .......................... 3,676 3,231,314
Lam Research Corp. .................. 35,857 3,400,678
Marvell Technology, Inc. ................ 61,034 4,905,303
Microchip Technology, Inc. ............... 8,002 540,855
Micron Technology, Inc. ................. 18,744 2,045,720
Monolithic Power Systems, Inc. ........... 763 542,676
Nova Ltd.
(c)
......................... 1,113 292,263
NVIDIA Corp. ....................... 732,541 130,297,068
Onto Innovation, Inc.
(c)
................. 16,679 1,580,335
QUALCOMM, Inc. .................... 47,253 6,934,850
Rambus, Inc.
(c)
...................... 11,227 830,012
STMicroelectronics NV ................. 40,167 1,020,803
Texas Instruments, Inc. ................. 32,682 5,917,403
Tokyo Electron Ltd. ................... 10,700 1,701,074
Wolfspeed, Inc.
(c)
..................... 2,696 4,044
242,605,143
Software — 6.8%
Adobe, Inc.
(c)
........................ 19,484 6,969,232
AppLovin Corp. , Class A
(c)
............... 8,676 3,389,713
Atlassian Corp. , Class A
(c)
............... 5,694 1,091,995
Box, Inc. , Class A
(c)
................... 14,342 460,378
Cadence Design Systems, Inc.
(c)
.......... 1,536 559,980
Check Point Software Technologies Ltd.
(c)
.... 10,776 2,006,491
Security
Shares
Shares Value
Software (continued)
Confluent, Inc. , Class A
(c)
................ 11,584 $ 205,326
Constellation Software, Inc. .............. 184 634,795
Crowdstrike Holdings, Inc. , Class A
(c)
........ 4,487 2,039,656
CyberArk Software Ltd.
(c)
................ 2,458 1,011,393
Dassault Systemes SE ................. 19,548 642,176
Datadog, Inc. , Class A
(c)
................ 4,108 575,038
DocuSign, Inc.
(c)
..................... 6,057 458,151
Elastic NV
(c)
........................ 32,416 2,713,219
Fair Isaac Corp.
(c)
..................... 1,773 2,547,305
Fortinet, Inc.
(c)
....................... 20,293 2,027,271
Guidewire Software, Inc.
(c)
............... 3,570 807,605
HubSpot, Inc.
(c)
...................... 847 440,144
Intuit, Inc. .......................... 11,144 8,749,489
Microsoft Corp. ...................... 221,505 118,172,918
MicroStrategy, Inc. , Class A
(c)
............. 5,936 2,385,441
nCino, Inc.
(c)
........................ 1,780 49,706
Nice Ltd.
(c)
......................... 1,608 251,027
Nutanix, Inc. , Class A
(c)
................. 30,048 2,258,708
Oracle Corp. ........................ 41,018 10,409,138
Oracle Corp. Japan ................... 3,100 335,248
Palantir Technologies, Inc. , Class A
(c)
........ 78,786 12,475,763
Palo Alto Networks, Inc.
(c)
............... 1,176 204,154
RingCentral, Inc. , Class A
(c)
.............. 1,754 44,709
Rubrik, Inc. , Class A
(c)
.................. 4,647 441,233
Sage Group plc (The) .................. 14,841 238,297
Salesforce, Inc. ...................... 34,574 8,931,501
SAP SE ........................... 40,731 11,647,266
ServiceNow, Inc.
(c)
.................... 9,094 8,576,733
Temenos AG (Registered) ............... 3,880 347,045
Teradata Corp.
(c)
..................... 2,048 42,865
Workday, Inc. , Class A
(c)
................ 14,131 3,241,369
Xero Ltd.
(c)
......................... 52,359 6,029,695
Zscaler, Inc.
(c)
....................... 3,315 946,631
224,358,804
Specialized REITs — 0.8%
American Tower Corp. ................. 27,140 5,655,705
CubeSmart ......................... 54,136 2,106,432
Digital Realty Trust, Inc. ................ 20,937 3,694,124
EPR Properties ...................... 1,596 87,844
Equinix, Inc. ........................ 8,577 6,734,403
Iron Mountain, Inc. .................... 46,862 4,562,484
Lamar Advertising Co. , Class A ........... 13,642 1,667,735
Millrose Properties, Inc. , Class A ........... 3,275 98,217
National Storage Affiliates Trust ........... 1,492 43,954
Public Storage ....................... 2,468 671,148
Rayonier, Inc. ....................... 3,300 76,923
SBA Communications Corp. ............. 1,172 263,372
VICI Properties, Inc. ................... 10,643 346,962
26,009,303
Specialty Retail — 0.9%
AutoNation, Inc.
(c)
..................... 8,137 1,567,512
AutoZone, Inc.
(c)
..................... 1,075 4,051,008
Bath & Body Works, Inc. ................ 28,454 824,028
Best Buy Co., Inc. .................... 14,563 947,469
CarMax, Inc.
(c)
....................... 26,004 1,472,086
Carvana Co. , Class A
(c)
................. 11,263 4,394,485
Home Depot, Inc. (The) ................ 25,430 9,345,779
Industria de Diseno Textil SA ............. 6,540 312,397
JB Hi-Fi Ltd. ........................ 4,464 317,935
Lithia Motors, Inc. , Class A .............. 5,817 1,675,296
Lowe's Cos., Inc. ..................... 21,444 4,794,235
O'Reilly Automotive, Inc.
(c)
............... 8,277 813,795
30,516,025

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc. ......................... 426,732 $ 88,576,761
Canon, Inc. ......................... 58,000 1,647,353
Dell Technologies, Inc. , Class C ........... 8,128 1,078,505
91,302,619
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG ......................... 11,752 2,246,149
Amer Sports, Inc.
(c)
.................... 68,650 2,577,121
Cie Financiere Richemont SA (Registered) .... 13,984 2,283,256
Deckers Outdoor Corp.
(c)
................ 3,950 419,372
Hermes International SCA ............... 855 2,090,894
Lululemon Athletica, Inc.
(c)
............... 9,468 1,898,618
LVMH Moet Hennessy Louis Vuitton SE ...... 7,316 3,927,317
NIKE, Inc. , Class B ................... 15,887 1,186,600
On Holding AG , Class A
(c)
............... 20,655 1,003,213
Ralph Lauren Corp. , Class A ............. 6,754 2,017,757
Skechers USA, Inc. , Class A
(c)
............ 578 36,559
Tapestry, Inc. ........................ 30,599 3,305,610
Under Armour, Inc. , Class A
(c)
............. 3,982 26,440
Under Armour, Inc. , Class C
(c)
............ 4,085 25,736
VF Corp. .......................... 18,250 213,890
23,258,532
Tobacco — 0.8%
Altria Group, Inc. ..................... 35,806 2,217,824
British American Tobacco plc ............. 87,034 4,663,052
Imperial Brands plc ................... 56,701 2,210,170
Japan Tobacco, Inc. ................... 141,900 4,052,611
Philip Morris International, Inc. ............ 75,877 12,447,622
25,591,279
Trading Companies & Distributors — 0.2%
AerCap Holdings NV .................. 14,601 1,565,957
Ashtead Group plc .................... 17,651 1,179,287
Bunzl plc .......................... 4,065 120,639
MSC Industrial Direct Co., Inc. , Class A ...... 980 84,888
Sumitomo Corp. ..................... 84,100 2,149,577
5,100,348
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
..................... 9,660 260,126
Transurban Group
(f)
................... 132,316 1,170,973
1,431,099
Water Utilities — 0.0%
Severn Trent plc ..................... 10,850 380,481
United Utilities Group plc ................ 26,318 392,871
773,352
Wireless Telecommunication Services — 0.2%
KDDI Corp. ......................... 71,600 1,175,072
SoftBank Corp. ...................... 3,646,700 5,268,887
6,443,959
Total Common Stocks — 69 .5%
(Cost: $ 1,748,158,326 ) ............................ 2,286,382,866
Beneficial Interest
(000)
Other Interests
(g)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Inc. ........... USD 190 —
Lehman Brothers Holdings, Inc., Capital Trust VII 110 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.0%
Automobiles — 0.0%
Volkswagen AG (Preference) ............. 9,007 $ 941,824
Total Preferred Securities — 0.0%
(Cost: $ 1,017,696 ) ............................... 941,824
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (i)
.......... 1,004 753
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (i)
................ 843 1,897
Total Rights — 0.0%
(Cost: $ 1,563 ) .................................. 2,650
Total Long-Term Investments — 69.5%
(Cost: $ 1,749,385,770 ) ............................ 2,287,327,340
Short-Term Securities
Money Market Funds — 1.5%
(j)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44% .................... 3,384,393 3,385,747
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 45,356,330 45,356,330
Total Money Market Funds — 1 .5%
(Cost: $ 48,742,051 ) ............................... 48,742,077
Par (000)
Pa r (000)
U.S. Treasury Obligations — 22.0%
U.S. Treasury Bills
(l)
4.25% , 08/05/25 ................... USD 333,082 332,921,844
4.25% , 08/12/25 ................... 20,537 20,510,573
4.26% , 08/26/25 ................... 42,711 42,583,420
4.36% , 09/02/25 ................... 328,456 327,207,176
Total U.S. Treasury Obligations — 22 .0%
(Cost: $ 723,380,419 ) .............................. 723,223,013
Total Short-Term Securities — 23.5%
(Cost: $ 772,122,470 ) .............................. 771,965,090
Total Investments — 93 .0%
(Cost: $ 2,521,508,240 ) ............................ 3,059,292,430
Other Assets Less Liabilities — 7.0% .................... 229,813,044
Net Assets — 100.0% ...............................
$ 3,289,105,474

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 264,167 $ 3,121,556
(a)
$ — $ 24 $ — $ 3,385,747 3,384,393 $ — $ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 120,489,795 — (75,133,465)
(a)
— — 45,356,330 45,356,330 1,139,765 —
$ 24 $ — $ 48,742,077 $ 1,139,765 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 2,400 09/11/25 $ 464,176 $ 14,909,516
S&P/TSX 60 Index ......................................................... 674 09/18/25 157,730 638,103
FTSE/MIB Index ........................................................... 670 09/19/25 157,164 3,237,583
MSCI EAFE Index ......................................................... 495 09/19/25 64,682 (837,231)
S&P 500 E-Mini Index ....................................................... 482 09/19/25 153,619 6,373,112
U.S. Treasury 10-Year Note ................................................... 15,561 09/19/25 1,728,487 1,459,628
WIG20 Index ............................................................. 3,980 09/19/25 61,696 3,553,488
Long Gilt ................................................................ 9,435 09/26/25 1,148,344 1,364,021
SET50 Index ............................................................. 36,123 09/29/25 177,890 19,618,684
50,316,904
Short Contracts
CAC 40 Index ............................................................ 907 08/15/25 80,340 1,022,670
IBEX 35 Index ............................................................ 211 08/15/25 34,702 (1,058,350)
OMX Stockholm 30 Index .................................................... 3,734 08/15/25 98,307 (992,539)
IFSC NIFTY 50 Index ....................................................... 49 08/28/25 2,423 7,924
MSCI Singapore Index ...................................................... 113 08/28/25 3,660 44,386
Euro-BTP ............................................................... 2,307 09/08/25 317,931 (563,609)
Euro-Bund .............................................................. 5,819 09/08/25 861,291 3,540,006
Euro-Buxl ............................................................... 348 09/08/25 46,616 1,290,700
Euro-OAT ............................................................... 372 09/08/25 52,340 (103,215)
Japan 10-Year Bond ........................................................ 428 09/12/25 391,756 1,672,937
Australia 10-Year Bond ...................................................... 9,907 09/15/25 724,450 (5,183,878)
Canada 10-Year Bond ....................................................... 14,293 09/18/25 1,243,210 (2,735,124)
FTSE/JSE Top 40 Index ..................................................... 288 09/18/25 14,404 (73,982)
SPI 200 Index ............................................................ 194 09/18/25 27,126 (154,890)
DAX Index .............................................................. 244 09/19/25 167,640 (2,062,544)
FTSE 100 Index ........................................................... 1,467 09/19/25 176,177 (134,306)
MSCI EAFE Index ......................................................... 4,379 09/19/25 572,204 7,535,726
Nasdaq-100 E-Mini Index ..................................................... 425 09/19/25 198,603 (10,323,846)
S&P 500 E-Mini Index ....................................................... 2,117 09/19/25 674,714 267,547
U.S. Treasury Ultra Bond ..................................................... 3,901 09/19/25 457,148 (13,082,042)
U.S. Treasury 2-Year Note .................................................... 580 09/30/25 120,069 15,891
U.S. Treasury 5-Year Note .................................................... 324 09/30/25 35,055 14,457
(21,056,081)
$ 29,260,823
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 158,914,000 USD 27,478,511 HSBC Bank plc 09/17/25 $ 573,752
CHF 9,045,000 USD 11,124,695 UBS AG 09/17/25 74,691
EUR 74,043,337 JPY 12,649,968,000 Citibank NA 09/17/25 439,671
MXN 94,411,000 USD 4,844,947 Bank of America NA 09/17/25 135,025
MXN 23,080,000 USD 1,183,814 Morgan Stanley & Co. International plc 09/17/25 33,605
USD 9,624,983 AUD 14,862,000 HSBC Bank plc 09/17/25 65,717
USD 1,612,515 AUD 2,490,000 Toronto Dominion Bank 09/17/25 10,942
USD 49,466,883 AUD 76,025,000 UBS AG 09/17/25 567,461
USD 12,198,864 BRL 68,979,000 Bank of America NA 09/17/25 22,359
USD 47,200,209 CAD 64,805,000 Bank of New York Mellon 09/17/25 325,733
USD 21,082,949 CAD 28,768,000 JPMorgan Chase Bank NA 09/17/25 274,602
USD 19,642,693 CLP 18,351,186,000 Citibank NA 09/17/25 773,747
USD 17,057,027 CLP 16,008,020,000 Toronto Dominion Bank 09/17/25 597,357
USD 4,328,100 EUR 3,773,000 Bank of New York Mellon 09/17/25 9,239
USD 5,136,083 EUR 4,363,000 Citibank NA 09/17/25 141,864

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 32,813,398 EUR 28,365,000 Commonwealth Bank of Australia 09/17/25 $ 344,678
USD 15,987,829 EUR 13,915,000 JPMorgan Chase Bank NA 09/17/25 59,669
USD 4,848,931 GBP 3,583,000 UBS AG 09/17/25 114,924
USD 84,395 INR 7,270,000 Goldman Sachs International 09/17/25 1,525
USD 85,610,068 JPY 12,649,968,000 Citibank NA 09/17/25 1,294,148
USD 17,077,087 JPY 2,428,968,000 JPMorgan Chase Bank NA 09/17/25 887,270
USD 23,763,771 KRW 32,252,190,000 Citibank NA 09/17/25 588,573
USD 1,658,709 SEK 15,844,000 Goldman Sachs International 09/17/25 35,402
USD 1,759,476 SGD 2,253,000 Standard Chartered Bank 09/17/25 18,135
USD 12,194,219 THB 395,275,000 Citibank NA 09/17/25 54,987
USD 14,857,798 THB 483,394,000 Goldman Sachs International 09/17/25 12,356
USD 321,837 ZAR 5,791,000 Credit Agricole Corporate & Investment Bank SA 09/17/25 4,938
7,462,370
AUD 253,997,713 USD 164,489,630 Barclays Bank plc 09/17/25 (1,117,827)
AUD 24,684,000 USD 16,131,843 State Street Bank and Trust Co. 09/17/25 (255,048)
CAD 19,230,000 USD 14,024,459 Citibank NA 09/17/25 (115,097)
CAD 226,996,177 USD 166,356,674 JPMorgan Chase Bank NA 09/17/25 (2,166,767)
CLP 48,338,836,000 USD 51,424,841 Morgan Stanley & Co. International plc 09/17/25 (1,722,174)
EUR 12,168,000 USD 14,111,638 Bank of New York Mellon 09/17/25 (183,227)
EUR 141,730,471 USD 162,406,112 Barclays Bank plc 09/17/25 (170,719)
EUR 5,675,000 USD 6,603,012 BNP Paribas SA 09/17/25 (106,979)
EUR 24,236,000 USD 27,842,441 State Street Bank and Trust Co. 09/17/25 (100,086)
GBP 8,484,000 USD 11,481,153 Bank of New York Mellon 09/17/25 (271,742)
GBP 3,917,000 USD 5,273,741 State Street Bank and Trust Co. 09/17/25 (98,439)
JPY 3,756,686,000 EUR 21,965,828 Citibank NA 09/17/25 (104,279)
JPY 47,950,835,710 EUR 294,337,618 JPMorgan Chase Bank NA 09/17/25 (17,314,010)
JPY 47,968,727,900 USD 337,306,734 Barclays Bank plc 09/17/25 (17,580,436)
JPY 3,756,686,000 USD 25,838,305 Citibank NA 09/17/25 (798,840)
KRW 13,195,759,000 USD 9,649,902 Bank of America NA 09/17/25 (167,931)
KRW 18,883,045,000 USD 13,982,732 BNP Paribas SA 09/17/25 (414,093)
KRW 15,583,479,000 USD 11,381,033 HSBC Bank plc 09/17/25 (183,337)
KRW 18,225,386,000 USD 13,259,648 JPMorgan Chase Bank NA 09/17/25 (163,578)
NOK 14,638,000 USD 1,443,832 Morgan Stanley & Co. International plc 09/17/25 (27,569)
NZD 1,549,000 USD 933,686 State Street Bank and Trust Co. 09/17/25 (19,678)
SEK 128,325,000 USD 13,428,613 State Street Bank and Trust Co. 09/17/25 (281,003)
SGD 7,308,000 USD 5,707,146 HSBC Bank plc 09/17/25 (58,802)
USD 985,139 CHF 801,000 Morgan Stanley & Co. International plc 09/17/25 (6,647)
USD 11,285,788 MXN 216,152,000 Citibank NA 09/17/25 (115,753)
USD 1,495,358 PLN 5,634,000 HSBC Bank plc 09/17/25 (6,887)
USD 13,882,564 THB 452,641,000 Standard Chartered Bank 09/17/25 (18,427)
(43,569,375)
$ (36,107,005)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 136,400 $ 10,646,797 $ 7,126,445 $ 3,520,352
Markit CDX North American
Investment Grade Index
Series 44.V1 ....... 1 .00 Quarterly 06/20/30 BBB+ USD 682,000 15,563,877 10,026,097 5,537,780
$ 26,210,674 $ 17,152,542 $ 9,058,132

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
13.45% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 402,000 $ 60,452 $ — $ 60,452
13.55% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 260,000 (76,099) — (76,099)
13.37% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 88,000 61,988 — 61,988
13.55% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 24,000 (8,255) — (8,255)
1-day MXIBTIIE Monthly 7.80% Monthly 09/17/25
(a)
09/11/30 MXN 90,000 (8,630) — (8,630)
1-day MXIBTIIE Monthly 7.82% Monthly 09/17/25
(a)
09/11/30 MXN 1,041,000 (54,407) — (54,407)
1-day MXIBTIIE Monthly 7.83% Monthly 09/17/25
(a)
09/11/30 MXN 205,000 (6,242) — (6,242)
1-day MXIBTIIE Monthly 7.84% Monthly 09/17/25
(a)
09/11/30 MXN 1,403,000 (4,462) — (4,462)
1-day MXIBTIIE Monthly 7.87% Monthly 09/17/25
(a)
09/11/30 MXN 895,000 41,084 — 41,084
1-day MXIBTIIE Monthly 7.90% Monthly 09/17/25
(a)
09/11/30 MXN 619,000 68,925 — 68,925
1-day MXIBTIIE Monthly 8.12% Monthly 09/17/25
(a)
09/11/30 MXN 2,836,000 1,723,270 — 1,723,270
1-day MXIBTIIE Monthly 8.13% Monthly 09/17/25
(a)
09/11/30 MXN 227,000 139,173 — 139,173
1-day MXIBTIIE Monthly 8.14% Monthly 09/17/25
(a)
09/11/30 MXN 199,000 128,518 — 128,518
1-day MXIBTIIE Monthly 8.22% Monthly 09/17/25
(a)
09/11/30 MXN 345,000 283,017 — 283,017
1-day MXIBTIIE Monthly 8.25% Monthly 09/17/25
(a)
09/11/30 MXN 683,000 604,990 — 604,990
1-day MXIBTIIE Monthly 8.30% Monthly 09/17/25
(a)
09/11/30 MXN 365,000 363,122 — 363,122
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly 09/17/25
(a)
09/17/30 CNY 150,000 13,236 — 13,236
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly 09/17/25
(a)
09/17/30 CNY 70,000 8,502 — 8,502
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly 09/17/25
(a)
09/17/30 CNY 631,000 80,827 — 80,827
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 09/17/25
(a)
09/17/30 CNY 335,000 87,413 — 87,413
1-day SORA Semi-Annual 1.71% Semi-Annual 09/17/25
(a)
09/17/30 SGD 20,000 4,965 — 4,965
6-mo. EURIBOR Semi-Annual 2.30% Annual 09/17/25
(a)
09/17/30 EUR 61,000 (261,288) 18,912 (280,200)
6-mo. EURIBOR Semi-Annual 2.30% Annual 09/17/25
(a)
09/17/30 EUR 60,000 (267,542) 27,401 (294,943)
6-mo. EURIBOR Semi-Annual 2.31% Annual 09/17/25
(a)
09/17/30 EUR 69,000 (251,961) (69,669) (182,292)
6-mo. EURIBOR Semi-Annual 2.31% Annual 09/17/25
(a)
09/17/30 EUR 69,000 (253,439) (2,425) (251,014)
1-day SORA Semi-Annual 2.32% Semi-Annual 09/17/25
(a)
09/17/30 SGD 6,000 137,539 — 137,539
6-mo. EURIBOR Semi-Annual 2.32% Annual 09/17/25
(a)
09/17/30 EUR 73,000 (234,673) 1,911 (236,584)
1-day SORA Semi-Annual 2.34% Semi-Annual 09/17/25
(a)
09/17/30 SGD 32,500 767,732 — 767,732
6-mo. EURIBOR Semi-Annual 2.34% Annual 09/17/25
(a)
09/17/30 EUR 27,000 (61,006) (9,114) (51,892)
1-day SORA Semi-Annual 2.34% Semi-Annual 09/17/25
(a)
09/17/30 SGD 32,500 771,322 — 771,322
6-mo. EURIBOR Semi-Annual 2.35% Annual 09/17/25
(a)
09/17/30 EUR 127,000 (218,277) (154) (218,123)
6-mo. EURIBOR Semi-Annual 2.37% Annual 09/17/25
(a)
09/17/30 EUR 22,000 (14,371) 3,117 (17,488)
3-mo. STIBOR Quarterly 2.38% Annual 09/17/25
(a)
09/17/30 SEK 427,000 (82,478) (538) (81,940)
6-mo. EURIBOR Semi-Annual 2.38% Annual 09/17/25
(a)
09/17/30 EUR 31,000 (6,473) 9,646 (16,119)
1-day SORA Semi-Annual 2.38% Semi-Annual 09/17/25
(a)
09/17/30 SGD 23,000 574,644 — 574,644
6-mo. EURIBOR Semi-Annual 2.39% Annual 09/17/25
(a)
09/17/30 EUR 430,000 139,062 326,414 (187,352)
1-day SORA Semi-Annual 2.39% Semi-Annual 09/17/25
(a)
09/17/30 SGD 5,000 126,211 — 126,211
6-mo. EURIBOR Semi-Annual 2.42% Annual 09/17/25
(a)
09/17/30 EUR 72,000 157,287 92,424 64,863
6-mo. EURIBOR Semi-Annual 2.43% Annual 09/17/25
(a)
09/17/30 EUR 54,000 135,313 136,012 (699)
3-mo. STIBOR Quarterly 2.46% Annual 09/17/25
(a)
09/17/30 SEK 500,000 95,538 175,296 (79,758)
6-mo. EURIBOR Semi-Annual 2.49% Annual 09/17/25
(a)
09/17/30 EUR 35,000 199,955 (2,357) 202,312
3-mo. CD_KSDA Quarterly 2.50% Quarterly 09/17/25
(a)
09/17/30 KRW 15,537,000 (1,045) — (1,045)
3-mo. CD_KSDA Quarterly 2.50% Quarterly 09/17/25
(a)
09/17/30 KRW 25,818,854 466 — 466
3-mo. CD_KSDA Quarterly 2.50% Quarterly 09/17/25
(a)
09/17/30 KRW 16,348,146 16 — 16
3-mo. CD_KSDA Quarterly 2.53% Quarterly 09/17/25
(a)
09/17/30 KRW 136,305,000 125,723 — 125,723

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 2.53% Annual 09/17/25
(a)
09/17/30 EUR 64,000 $ 527,031 $ (7,996) $ 535,027
6-mo. EURIBOR Semi-Annual 2.54% Annual 09/17/25
(a)
09/17/30 EUR 234,000 2,055,004 65,234 1,989,770
3-mo. CD_KSDA Quarterly 2.55% Quarterly 09/17/25
(a)
09/17/30 KRW 45,445,000 74,484 — 74,484
6-mo. EURIBOR Semi-Annual 2.56% Annual 09/17/25
(a)
09/17/30 EUR 120,000 1,166,994 12,943 1,154,051
6-mo. EURIBOR Semi-Annual 2.57% Annual 09/17/25
(a)
09/17/30 EUR 63,000 646,303 — 646,303
6-mo. EURIBOR Semi-Annual 2.58% Annual 09/17/25
(a)
09/17/30 EUR 41,000 434,220 42,933 391,287
6-mo. EURIBOR Semi-Annual 2.58% Annual 09/17/25
(a)
09/17/30 EUR 100,000 1,060,734 10,824 1,049,910
3-mo. STIBOR Quarterly 2.69% Annual 09/17/25
(a)
09/17/30 SEK 418,000 530,278 285 529,993
1-day
REPO_CORRA Semi-Annual 2.71% Semi-Annual 09/17/25
(a)
09/17/30 CAD 18,000 (75,511) 26,148 (101,659)
1-day
REPO_CORRA Semi-Annual 2.72% Semi-Annual 09/17/25
(a)
09/17/30 CAD 17,000 (69,045) (21,688) (47,357)
3-mo. STIBOR Quarterly 2.73% Annual 09/17/25
(a)
09/17/30 SEK 397,000 592,560 (16,290) 608,850
3-mo. STIBOR Quarterly 2.74% Annual 09/17/25
(a)
09/17/30 SEK 568,000 877,690 200,017 677,673
3-mo. STIBOR Quarterly 2.74% Annual 09/17/25
(a)
09/17/30 SEK 230,000 356,503 7,991 348,512
3-mo. STIBOR Quarterly 2.75% Annual 09/17/25
(a)
09/17/30 SEK 396,000 617,595 50,826 566,769
1-day
REPO_CORRA Semi-Annual 2.77% Semi-Annual 09/17/25
(a)
09/17/30 CAD 19,000 (44,176) 44,655 (88,831)
3-mo. HIBOR Quarterly 2.77% Quarterly 09/17/25
(a)
09/17/30 HKD 65,000 (26,411) — (26,411)
1-day
REPO_CORRA Semi-Annual 2.80% Semi-Annual 09/17/25
(a)
09/17/30 CAD 51,000 (65,783) 98,673 (164,456)
3-mo. HIBOR Quarterly 2.84% Quarterly 09/17/25
(a)
09/17/30 HKD 103,000 3,439 — 3,439
1-day
REPO_CORRA Semi-Annual 2.85% Semi-Annual 09/17/25
(a)
09/17/30 CAD 36,000 8,864 (104,289) 113,153
1-day
REPO_CORRA Semi-Annual 2.85% Semi-Annual 09/17/25
(a)
09/17/30 CAD 14,000 3,915 (36,148) 40,063
3-mo. HIBOR Quarterly 2.86% Quarterly 09/17/25
(a)
09/17/30 HKD 263,000 36,696 — 36,696
3-mo. HIBOR Quarterly 2.87% Quarterly 09/17/25
(a)
09/17/30 HKD 281,000 68,180 — 68,180
3-mo. HIBOR Quarterly 2.87% Quarterly 09/17/25
(a)
09/17/30 HKD 89,000 17,816 — 17,816
3-mo. HIBOR Quarterly 2.87% Quarterly 09/17/25
(a)
09/17/30 HKD 246,000 56,704 — 56,704
3-mo. HIBOR Quarterly 2.88% Quarterly 09/17/25
(a)
09/17/30 HKD 154,000 46,706 — 46,706
3-mo. HIBOR Quarterly 2.90% Quarterly 09/17/25
(a)
09/17/30 HKD 425,000 175,294 — 175,294
3-mo. HIBOR Quarterly 2.90% Quarterly 09/17/25
(a)
09/17/30 HKD 81,000 32,181 — 32,181
1-day
REPO_CORRA Semi-Annual 2.91% Semi-Annual 09/17/25
(a)
09/17/30 CAD 22,000 53,169 19,079 34,090
3-mo. HIBOR Quarterly 2.91% Quarterly 09/17/25
(a)
09/17/30 HKD 376,000 172,187 — 172,187
3-mo. HIBOR Quarterly 2.93% Quarterly 09/17/25
(a)
09/17/30 HKD 180,000 106,993 — 106,993
3-mo. HIBOR Quarterly 3.00% Quarterly 09/17/25
(a)
09/17/30 HKD 160,000 163,034 — 163,034
3-mo. HIBOR Quarterly 3.06% Quarterly 09/17/25
(a)
09/17/30 HKD 155,000 213,404 — 213,404
6-mo. WIBOR Semi-Annual 4.05% Annual 09/17/25
(a)
09/17/30 PLN 28,000 (44,843) — (44,843)
6-mo. WIBOR Semi-Annual 4.05% Annual 09/17/25
(a)
09/17/30 PLN 51,000 (79,889) — (79,889)
6-mo. WIBOR Semi-Annual 4.06% Annual 09/17/25
(a)
09/17/30 PLN 42,000 (62,844) — (62,844)
6-mo. WIBOR Semi-Annual 4.06% Annual 09/17/25
(a)
09/17/30 PLN 63,000 (93,898) — (93,898)
6-mo. WIBOR Semi-Annual 4.07% Annual 09/17/25
(a)
09/17/30 PLN 74,000 (99,475) — (99,475)
6-mo. WIBOR Semi-Annual 4.10% Annual 09/17/25
(a)
09/17/30 PLN 55,000 (56,890) — (56,890)
6-mo. WIBOR Semi-Annual 4.11% Annual 09/17/25
(a)
09/17/30 PLN 18,000 (16,408) — (16,408)
6-mo. WIBOR Semi-Annual 4.13% Annual 09/17/25
(a)
09/17/30 PLN 61,000 (41,338) — (41,338)
6-mo. WIBOR Semi-Annual 4.16% Annual 09/17/25
(a)
09/17/30 PLN 60,000 (21,014) — (21,014)
6-mo. WIBOR Semi-Annual 4.18% Annual 09/17/25
(a)
09/17/30 PLN 136,000 (8,665) — (8,665)
6-mo. WIBOR Semi-Annual 4.26% Annual 09/17/25
(a)
09/17/30 PLN 66,000 53,682 — 53,682
6-mo. WIBOR Semi-Annual 4.39% Annual 09/17/25
(a)
09/17/30 PLN 121,000 287,324 — 287,324
1-day MIBOR Semi-Annual 5.67% Semi-Annual 09/17/25
(a)
09/17/30 INR 1,593,000 (30,884) — (30,884)
1-day MIBOR Semi-Annual 5.70% Semi-Annual 09/17/25
(a)
09/17/30 INR 5,546,000 (46,307) — (46,307)
1-day MIBOR Semi-Annual 5.70% Semi-Annual 09/17/25
(a)
09/17/30 INR 5,301,500 (34,089) — (34,089)
1-day MIBOR Semi-Annual 5.70% Semi-Annual 09/17/25
(a)
09/17/30 INR 2,114,000 (14,202) — (14,202)
1-day MIBOR Semi-Annual 5.70% Semi-Annual 09/17/25
(a)
09/17/30 INR 4,042,000 (37,144) — (37,144)
1-day MIBOR Semi-Annual 5.72% Semi-Annual 09/17/25
(a)
09/17/30 INR 6,340,000 26,170 — 26,170
1-day MIBOR Semi-Annual 5.72% Semi-Annual 09/17/25
(a)
09/17/30 INR 2,466,000 7,812 — 7,812
1-day MIBOR Semi-Annual 5.72% Semi-Annual 09/17/25
(a)
09/17/30 INR 3,782,500 10,167 — 10,167
1-day MIBOR Semi-Annual 5.73% Semi-Annual 09/17/25
(a)
09/17/30 INR 1,036,000 6,762 — 6,762

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MIBOR Semi-Annual 5.74% Semi-Annual 09/17/25
(a)
09/17/30 INR 5,052,000 $ 57,220 $ — $ 57,220
1-day MIBOR Semi-Annual 5.74% Semi-Annual 09/17/25
(a)
09/17/30 INR 4,064,000 40,179 — 40,179
1-day MIBOR Semi-Annual 5.75% Semi-Annual 09/17/25
(a)
09/17/30 INR 12,318,000 217,547 — 217,547
1-day MIBOR Semi-Annual 5.76% Semi-Annual 09/17/25
(a)
09/17/30 INR 3,077,000 69,552 — 69,552
1-day MIBOR Semi-Annual 5.76% Semi-Annual 09/17/25
(a)
09/17/30 INR 4,064,000 88,937 — 88,937
3-mo. JIBAR Quarterly 7.95% Quarterly 09/17/25
(a)
09/17/30 ZAR 582,570 924,233 — 924,233
3-mo. JIBAR Quarterly 8.12% Quarterly 09/17/25
(a)
09/17/30 ZAR 1,129,000 2,217,071 — 2,217,071
0.25% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 2,000 (7,787) 2,375 (10,162)
0.18% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 12,000 4,453 2,964 1,489
0.29% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 27,000 (174,100) (167,721) (6,379)
0.36% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 9,000 (93,924) (29,036) (64,888)
3.57% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 84,000 (13) (128,924) 128,911
3.73% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 147,000 (1,073,104) (250,117) (822,987)
3.79% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 32,000 (322,106) (18,185) (303,921)
3.55% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 65,000 70,722 154,752 (84,030)
3.73% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 34,000 (252,825) 3,724 (256,549)
3.49% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 43,000 157,916 157,194 722
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 31,000 (261,440) (267,138) 5,698
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 182,000 (1,567,913) (517,631) (1,050,282)
3.74% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 28,000 (212,018) (13,493) (198,525)
3.57% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 65,000 20,141 20,141 —
3.74% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 33,000 (261,848) (208,683) (53,165)
3.75% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 255,000 (2,046,496) (622,847) (1,423,649)
3.70% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 10,000 (59,399) 3,933 (63,332)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 96,000 (848,794) (106,077) (742,717)
3.70% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 407,000 (2,325,227) 238,544 (2,563,771)
3.52% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 24,000 57,670 1,860 55,810
3.57% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 161,000 (14,623) (9,185) (5,438)
3.70% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 34,000 50,536 8,353 42,183
3.76% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 43,000 (82,524) — (82,524)
3.69% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 103,000 218,213 98,289 119,924
3.80% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 32,000 (131,439) 5,631 (137,070)
3.77% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 23,000 (55,953) (4,834) (51,119)
3.75% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 27,000 (27,272) 65,931 (93,203)
3.72% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 64,000 18,470 27,509 (9,039)
3.70% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 33,000 64,069 165,479 (101,410)
3.77% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 48,000 (107,988) (6,963) (101,025)
3.75% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 13,000 (15,433) (15,376) (57)
3.76% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 10,000 (20,845) 1,171 (22,016)
3.74% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 15,000 (13,381) (33,634) 20,253
3.70% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 53,000 78,808 33,722 45,086
3.76% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 18,000 (33,376) (151) (33,225)
3.71% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 57,000 66,922 200,411 (133,489)
1.30% Quarterly 1-day THOR Quarterly 09/17/25
(a)
09/17/30 THB 399,000 1,326 — 1,326
1.31% Quarterly 1-day THOR Quarterly 09/17/25
(a)
09/17/30 THB 5,150,000 (84,497) — (84,497)
1.96% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 3,041,000 (1,724,452) — (1,724,452)
1.87% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 1,168,000 (479,121) — (479,121)
1.86% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 496,000 (200,503) — (200,503)
1.97% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 70,000 (41,246) — (41,246)
1.80% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 945,000 (284,526) — (284,526)
1.86% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 448,000 (179,953) — (179,953)
3.73% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 56,980 11,267 — 11,267
3.75% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 50,410 (13,638) — (13,638)
3.80% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 28,000 (46,337) — (46,337)
3.80% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 21,000 (33,954) — (33,954)
3.76% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 54,610 (25,963) — (25,963)
3.75% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 24,000 (5,791) — (5,791)
3.64% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 129,000 67,264 — 67,264
3.56% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 42,000 28,603 — 28,603
3.80% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 79,000 13,791 — 13,791

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.67% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 250,000 $ 113,067 $ — $ 113,067
3.68% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 212,000 89,339 — 89,339
3.63% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 109,000 59,039 — 59,039
3.65% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 357,000 178,552 — 178,552
$ 6,465,819 $ (107,939) $ 6,573,758
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
13.32% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 136,000 $ 191,681 $ — $ 191,681
13.37% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 88,000 102,274 — 102,274
13.38% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 302,000 312,027 — 312,027
13.47% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 67,000 21,888 — 21,888
13.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 202,000 97,641 — 97,641
13.50% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 49,000 20,086 — 20,086
13.52% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 107,000 24,043 — 24,043
13.53% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 37,000 29 — 29
13.53% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 64,000 2,881 — 2,881
13.55% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 197,000 18,492 — 18,492
13.60% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 379,000 (113,652) — (113,652)
13.61% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 173,000 (62,821) — (62,821)
13.94% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 145,000 (339,656) — (339,656)
14.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 123,000 (334,422) — (334,422)
14.12% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 138,000 (479,026) — (479,026)
14.20% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 164,000 (649,386) — (649,386)
14.32% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 190,000 (902,392) — (902,392)
14.38% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 87,000 (471,120) — (471,120)
14.43% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 208,000 (1,164,649) — (1,164,649)
14.45% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 400,000 (2,415,971) — (2,415,971)
14.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 173,000 (1,010,159) — (1,010,159)

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.48% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 132,000 $ (781,082) $ — $ (781,082)
14.63% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 163,000 (1,175,927) — (1,175,927)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 177,000 (1,326,074) — (1,326,074)
14.69% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 254,000 (1,940,716) — (1,940,716)
14.87% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 49,000 (433,552) — (433,552)
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 118,000 (1,154,764) — (1,154,764)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 216,000 (2,164,091) — (2,164,091)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 116,000 (1,185,318) — (1,185,318)
15.12% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 5,000 (55,448) — (55,448)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 138,000 (1,651,298) — (1,651,298)
$ (19,020,482) $ — $ (19,020,482)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures August
2025 ................ BRL (74,629,135) Merrill Lynch International & Co. 08/13/25 BRL 74,629 $ 386,896 $ — $ 386,896
BOVESPA Index Futures August
2025 ................ BRL (840,825,605) Merrill Lynch International & Co. 08/13/25 BRL 840,826 9,481,952 — 9,481,952
BOVESPA Index Futures August
2025 ................ BRL (50,540,218) Merrill Lynch International & Co. 08/13/25 BRL 50,540 (23,250) — (23,250)
Taiwan Capitalization Weighted
Stock Index Futures August
2025 ................ TWD 454,181,518 Citibank NA 08/20/25 TWD 454,182 428,233 — 428,233
Taiwan Capitalization Weighted
Stock Index Futures August
2025 ................ TWD 6,412,482,720 Citibank NA 08/20/25 TWD 6,412,483 11,299,374 — 11,299,374
KOSPI 200 Index Futures
September 2025 ........ KRW (671,453,825) Merrill Lynch International & Co. 09/11/25 KRW 671,454 (68,410) — (68,410)
KOSPI 200 Index Futures
September 2025 ........ KRW (282,254,112,000) Merrill Lynch International & Co. 09/11/25 KRW 282,254,112 (28,556,669) — (28,556,669)
KOSPI 200 Index Futures
September 2025 ........ KRW (15,368,307,975) Merrill Lynch International & Co. 09/11/25 KRW 15,368,308 (1,469,727) — (1,469,727)
KOSPI 200 Index Futures
September 2025 ........ KRW (16,114,078,125) Merrill Lynch International & Co. 09/11/25 KRW 16,114,078 (1,247,726) — (1,247,726)
KOSPI 200 Index Futures
September 2025 ........ KRW (35,002,078,050) Merrill Lynch International & Co. 09/11/25 KRW 35,002,078 215,246 — 215,246
KOSPI 200 Index Futures
September 2025 ........ KRW (33,300,877,500) Merrill Lynch International & Co. 09/11/25 KRW 33,300,878 (2,037,693) — (2,037,693)
KOSPI 200 Index Futures
September 2025 ........ KRW (21,746,405,700) Merrill Lynch International & Co. 09/11/25 KRW 21,746,406 (659,734) — (659,734)
KOSPI 200 Index Futures
September 2025 ........ KRW (17,301,948,300) Merrill Lynch International & Co. 09/11/25 KRW 17,301,948 (312,231) — (312,231)
Mexican Bolsa Index Futures
September 2025 ........ MXN (311,578,510) Merrill Lynch International & Co. 09/19/25 MXN 311,579 (50,172) — (50,172)

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Mexican Bolsa Index Futures
September 2025 ........ MXN (849,579,639) Merrill Lynch International & Co. 09/19/25 MXN 849,580 $ 336,119 $ — $ 336,119
Swiss Market Index Futures
September 2025 ........ CHF (9,002,423) HSBC Bank plc 09/19/25 CHF 9,002 173,805 — 173,805
Swiss Market Index Futures
September 2025 ........ CHF (11,320,077) HSBC Bank plc 09/19/25 CHF 11,320 408,898 — 408,898
Swiss Market Index Futures
September 2025 ........ CHF (40,273,924) HSBC Bank plc 09/19/25 CHF 40,274 1,435,856 — 1,435,856
Swiss Market Index Futures
September 2025 ........ CHF (4,827,341) HSBC Bank plc 09/19/25 CHF 4,827 124,766 — 124,766
Swiss Market Index Futures
September 2025 ........ CHF (18,668,592) HSBC Bank plc 09/19/25 CHF 18,669 — — —
Swiss Market Index Futures
September 2025 ........ CHF (11,369,856) HSBC Bank plc 09/19/25 CHF 11,370 179,262 — 179,262
$ (9,955,205) $ — $ (9,955,205)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.25% Quarterly BNP Paribas SA 08/28/25 USD 8,084 $ 344,322 $ — $ 344,322
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/25 USD 1,084 93,691 — 93,691
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.50% Quarterly
Merrill Lynch International
& Co. 11/24/25 USD 437,973 (37,694,092) — (37,694,092)
$ (37,256,079) $ — $ (37,256,079)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .54
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 8 .05
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .76
1-day SARON ........................................ Swiss Average Rate Overnight ( 0 .03 )
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .34
1-day SONIA ......................................... Sterling Overnight Index Average 4 .22
1-day SORA ......................................... Singapore Overnight Rate Average 1 .75
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .74
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .60
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .51
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 1 .62
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .13
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .16
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 3 .78
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .08
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .50
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .68

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 13,371,238 22,396,358 — 35,767,596
Air Freight & Logistics .................................... 17,848,932 — — 17,848,932
Automobile Components .................................. 4,659,107 3,091,030 — 7,750,137
Automobiles .......................................... 33,979,746 4,320,815 — 38,300,561
Banks ............................................... 91,132,545 84,946,713 — 176,079,258
Beverages ........................................... 15,963,365 1,452,035 — 17,415,400
Biotechnology ......................................... 43,231,305 7,272,084 — 50,503,389
Broadline Retail ........................................ 68,282,356 10,442,949 — 78,725,305
Building Products ....................................... 46,278 729,200 — 775,478
Capital Markets ........................................ 90,098,662 28,124,640 — 118,223,302
Chemicals ............................................ 243,561 2,490,611 — 2,734,172
Commercial Services & Supplies ............................. 32,405,328 1,739,502 — 34,144,830
Communications Equipment ................................ 31,446,378 — — 31,446,378
Construction & Engineering ................................ 4,470,238 4,762,869 — 9,233,107
Construction Materials .................................... 70,920 — — 70,920
Consumer Finance ...................................... 9,456,548 — — 9,456,548
Consumer Staples Distribution & Retail ........................ 59,539,733 3,076,166 — 62,615,899
Containers & Packaging .................................. 410,865 — — 410,865
Diversified Consumer Services .............................. 58,826 — — 58,826
Diversified REITs ....................................... — 122,896 — 122,896
Diversified Telecommunication Services ........................ 13,721,926 11,091,234 — 24,813,160
Electric Utilities ........................................ 25,662,386 8,808,306 — 34,470,692
Electrical Equipment ..................................... 1,166,732 16,945,173 — 18,111,905
Electronic Equipment, Instruments & Components ................. 6,394,723 2,743,932 — 9,138,655
Entertainment ......................................... 29,865,311 877,579 — 30,742,890
Financial Services ...................................... 57,100,748 6,768,671 — 63,869,419
Food Products ......................................... 2,090,468 2,073,916 — 4,164,384
Gas Utilities ........................................... 488,464 275,548 — 764,012
Ground Transportation ................................... 561,254 — — 561,254
Health Care Equipment & Supplies ........................... 18,589,598 1,953,322 — 20,542,920
Health Care Providers & Services ............................ 55,268,210 — — 55,268,210
Health Care REITs ...................................... 4,808,131 — — 4,808,131
Health Care Technology .................................. 4,029,893 1,497,856 — 5,527,749
Hotel & Resort REITs .................................... 46,723 — — 46,723
Hotels, Restaurants & Leisure .............................. 47,142,713 5,170,318 — 52,313,031
Household Durables ..................................... 11,363,439 14,542,165 — 25,905,604
Household Products ..................................... 3,947,066 957,283 — 4,904,349

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ 179,823 $ — $ — $ 179,823
Industrial Conglomerates .................................. 621,024 5,587,548 — 6,208,572
Industrial REITs ........................................ — 1,068,183 — 1,068,183
Insurance ............................................ 47,750,754 68,643,096 — 116,393,850
Interactive Media & Services ............................... 119,370,243 1,284,151 — 120,654,394
IT Services ........................................... 26,034,693 7,565,593 — 33,600,286
Leisure Products ....................................... 1,958,495 — — 1,958,495
Life Sciences Tools & Services .............................. 8,324,372 452,656 — 8,777,028
Machinery ............................................ — 5,612,793 — 5,612,793
Marine Transportation .................................... — 2,710,687 — 2,710,687
Media ............................................... 1,026,585 1,040,928 — 2,067,513
Metals & Mining ........................................ 2,753,032 3,211,440 — 5,964,472
Multi-Utilities .......................................... — 11,879,890 — 11,879,890
Office REITs .......................................... 64,634 162,838 — 227,472
Oil, Gas & Consumable Fuels ............................... 71,791,838 16,135,352 — 87,927,190
Passenger Airlines ...................................... 19,585,613 577,527 — 20,163,140
Personal Care Products .................................. — 3,976,515 — 3,976,515
Pharmaceuticals ....................................... 47,043,411 25,656,435 — 72,699,846
Professional Services .................................... 20,870,999 19,610,825 — 40,481,824
Real Estate Management & Development ....................... 1,150,421 7,532,310 — 8,682,731
Residential REITs ....................................... 3,653,219 — — 3,653,219
Retail REITs .......................................... 5,799,640 667,953 — 6,467,593
Semiconductors & Semiconductor Equipment .................... 231,019,425 11,585,718 — 242,605,143
Software ............................................. 204,868,050 19,490,754 — 224,358,804
Specialized REITs ...................................... 26,009,303 — — 26,009,303
Specialty Retail ........................................ 29,885,693 630,332 — 30,516,025
Technology Hardware, Storage & Peripherals .................... 89,655,266 1,647,353 — 91,302,619
Textiles, Apparel & Luxury Goods ............................ 12,710,916 10,547,616 — 23,258,532
Tobacco ............................................. 14,665,446 10,925,833 — 25,591,279
Trading Companies & Distributors ............................ 1,650,845 3,449,503 — 5,100,348
Transportation Infrastructure ............................... — 1,431,099 — 1,431,099
Water Utilities ......................................... — 773,352 — 773,352
Wireless Telecommunication Services ......................... — 6,443,959 — 6,443,959
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 941,824 — 941,824
Rights ................................................ — — 2,650 2,650
Short-Term Securities
Money Market Funds ...................................... 48,742,077 — — 48,742,077
U.S. Treasury Obligations ................................... — 723,223,013 — 723,223,013
$ 1,836,149,533 $ 1,223,140,247 $ 2,650 $ 3,059,292,430
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 9,058,132 $ — $ 9,058,132
Equity contracts ........................................... 18,052,071 64,065,088 — 82,117,159
Foreign currency exchange contracts ............................ — 7,462,370 — 7,462,370
Interest rate contracts ....................................... 9,357,640 22,072,901 — 31,430,541
Liabilities
Equity contracts ........................................... (11,389,949) (76,367,443) — (87,757,392)
Foreign currency exchange contracts ............................ — (43,569,375) — (43,569,375)
Interest rate contracts ....................................... (21,667,868) (34,519,625) — (56,187,493)
$ (5,648,106) $ (51,797,952) $ — $ (57,446,058)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Tactical Opportunities Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate